Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables present the financial assets measured at fair value on a recurring basis as of the following dates:

	December 31, 2025
	Level 1	Level 2	Level 3	Fair Value
Mutual funds	$2,280,666	$—	$—	$2,280,666
Self-directed brokerage accounts	2,588,074	—	—	2,588,074
HomeTrust Bancshares, Inc. common stock	34,496,172	—	—	34,496,172
Total	$39,364,912	$—	$—	39,364,912
Collective investment trusts(a) (b)				61,344,103
Total investments at fair value				$100,709,015

	December 31, 2024
	Level 1	Level 2	Level 3	Fair Value
Mutual funds	$2,052,277	$—	$—	$2,052,277
Self-directed brokerage accounts	2,867,162	—	—	2,867,162
HomeTrust Bancshares, Inc. common stock	28,511,760	—	—	28,511,760
Total	$33,431,199	$—	$—	33,431,199
Collective investment trusts(a) (b)				52,252,882
Total investments at fair value				$85,684,081
(a)Represents investments in collective investment trusts whose primary objective is to seek total return of long-term growth of capital and current income. There are no unfunded commitments, redemption frequency restrictions, or other redemption restrictions, except as mentioned above.
(b)In accordance with Accounting Standards Codification Subtopic 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The following table presents additional detail for the Company's common stock as of the dates indicated:

	December 31, 2025		December 31, 2024
	Allocated	Unallocated	Allocated	Unallocated
HomeTrust Bancshares, Inc. common shares
Number of shares	459,508	343,850	449,799	396,750
Cost	$4,595,080	$3,438,500	$4,497,990	$3,967,500
Fair value	$19,731,253	$14,764,919	$15,149,220	$13,362,540